A U D I T E D    F I N A N C I A L    S T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account Q

December 31, 2021

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John Hancock Life Insurance Company (U.S.A.)

Separate Account Q

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account Q

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account Q (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1997.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account Q

500 Index Fund Series NAV	M Large Cap Growth
Active Bond Trust Series NAV	M Large Cap Value
Blue Chip Growth Trust Series NAV	Managed Volatility Balanced Portfolio Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Growth Trust Series NAV
Core Bond Trust Series NAV	Mid Cap Index Trust Series NAV
Disciplined Value International Trust Series NAV	Mid Value Trust Series NAV
Equity Income Trust Series NAV	Money Market Trust Series NAV
Financial Industries Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Real Estate Securities Trust Series NAV
Health Sciences Trust Series NAV	Short Term Government Income Trust Series NAV
High Yield Trust Series NAV	Small Cap Index Trust Series NAV
International Equity Index Series NAV	Small Cap Stock Trust Series NAV
Lifestyle Balanced Portfolio Series NAV	Small Cap Value Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Total Bond Market Series Trust NAV
M Capital Appreciation	Total Stock Market Index Trust Series NAV
M International Equity	Ultra Short Term Bond Trust Series NAV

4 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Disciplined Value International Trust Series NAV

Total Assets

Investments at fair value	$54,073,804	$16,713,949	$34,368,734	$13,688,386	$3,926,612	$5,350,092

Net Assets

Contracts in accumulation	$54,073,804	$16,713,949	$34,368,734	$13,688,386	$3,926,612	$5,350,092

Contracts in payout (annuitization)	-	-	-	-	-	-

Total net assets	$54,073,804	$16,713,949	$34,368,734	$13,688,386	$3,926,612	$5,350,092

Units outstanding	691,318	766,601	741,668	576,176	227,623	319,292

Unit value	$78.22	$21.80	$46.34	$23.76	$17.25	$16.76

Shares	1,031,352	1,705,505	837,445	1,813,027	301,352	375,182

Cost	$27,281,018	$16,710,002	$28,146,555	$10,530,467	$4,010,543	$4,686,816

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV
Total Assets

Investments at fair value	$25,452,814	$6,577,130	$52,180,217	$12,783,054	$3,680,048	$6,914,998

Net Assets

Contracts in accumulation	$25,452,814	$6,577,130	$52,180,217	$12,783,054	$3,680,048	$6,914,998

Contracts in payout (annuitization)	-	-	-	-	-	-

Total net assets	$25,452,814	$6,577,130	$52,180,217	$12,783,054	$3,680,048	$6,914,998

Units outstanding	635,146	160,849	1,500,629	127,954	156,727	283,932

Unit value	$40.07	$40.89	$34.77	$99.90	$23.48	$24.35

Shares	1,540,727	403,010	1,423,356	399,720	707,701	341,650

Cost	$23,438,848	$4,946,474	$31,064,431	$10,551,869	$3,705,656	$5,546,474

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth	M Large Cap Value
Total Assets

Investments at fair value	$987,137	$59,415	$119,463	$6,676	$222,003	$11,465

Net Assets

Contracts in accumulation	$987,137	$59,415	$119,463	$6,676	$222,003	$11,465

Contracts in payout (annuitization)	-	-	-	-	-	-

Total net assets	$987,137	$59,415	$119,463	$6,676	$222,003	$11,465

Units outstanding	52,193	3,305	2,282	311	5,842	365

Unit value	$18.91	$17.98	$52.35	$21.47	$38.00	$31.41

Shares	58,863	3,201	4,221	462	6,555	745

Cost	$946,482	$54,336	$109,101	$5,615	$159,897	$8,977

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Growth Trust Series NAV (a)	Mid Cap Index Trust Series NAV	Mid Value Trust Series NAV	Money Market Trust Series NAV	Opportunistic Fixed Income Trust Series NAV

Total Assets

Investments at fair value	$38,685,495	$13,257,245	$2,702,502	$9,717,701	$12,192,135	$3,980,809

Net Assets

Contracts in accumulation	$38,685,495	$13,257,245	$2,702,502	$9,699,230	$12,192,135	$3,980,809
Contracts in payout (annuitization)	-	-	-	18,471	-	-

Total net assets	$38,685,495	$13,257,245	$2,702,502	$9,717,701	$12,192,135	$3,980,809

Units outstanding	1,883,662	94,415	57,886	148,682	1,231,790	183,587

Unit value	$20.54	$140.41	$46.69	$65.36	$9.90	$21.68

Shares	3,089,896	649,865	108,578	818,677	12,192,135	324,964

Cost	$38,648,980	$12,487,241	$2,288,790	$8,609,461	$12,192,135	$4,092,752

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV	Small Cap Value Trust Series NAV	Total Bond Market Series Trust NAV

Total Assets

Investments at fair value	$10,920,910	$4,813,778	$3,363,385	$11,850,144	$14,580,896	$7,788,754

Net Assets

Contracts in accumulation	$10,920,910	$4,813,778	$3,363,385	$11,850,144	$14,580,896	$7,788,754
Contracts in payout (annuitization)	-	-	-	-	-	-

Total net assets	$10,920,910	$4,813,778	$3,363,385	$11,850,144	$14,580,896	$7,788,754

Units outstanding	147,076	331,178	83,272	260,283	180,319	400,558

Unit value	$74.25	$14.54	$40.39	$45.53	$80.86	$19.44

Shares	400,473	405,200	194,528	1,126,440	800,269	746,049

Cost	$6,998,517	$4,940,420	$2,922,769	$10,710,684	$14,177,445	$7,721,387

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV

Total Assets

Investments at fair value	$17,569,433	$3,519,121

Net Assets

Contracts in accumulation	$17,569,433	$3,519,121
Contracts in payout (annuitization)	-	-

Total net assets	$17,569,433	$3,519,121

Units outstanding	335,879	286,617
Unit value	$52.31	$12.28

Shares	569,142	314,207
Cost	$10,519,339	$3,612,186

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$691,064	$794,146	$560,605	$585,112	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(648,207)	(553,127)	(225,250)	(251,850)	(429,491)	(367,414)

Net investment income (loss)	42,857	241,019	335,355	333,262	(429,491)	(367,414)

Realized gains (losses) on investments:

Capital gain distributions received	2,047,891	817,215	261,356	-	4,486,818	4,095,683

Net realized gain (loss)	4,752,389	4,610,604	(3,672)	125,542	1,084,218	942,149

Realized gains (losses)	6,800,280	5,427,819	257,684	125,542	5,571,036	5,037,832

Unrealized appreciation (depreciation) during the period	5,227,120	1,192,410	(910,344)	953,097	(415,589)	3,510,222

Net increase (decrease) in net assets from operations	12,070,257	6,861,248	(317,305)	1,411,901	4,725,956	8,180,640

Changes from principal transactions:

Purchase payments	41,242	33,982	9,539	11,236	32,215	33,049

Transfers between sub-accounts and the company	(276,222)	(1,004,959)	200,753	(82,236)	(187,103)	(689,019)

Withdrawals	(5,497,359)	(4,705,006)	(2,342,133)	(2,541,035)	(3,076,021)	(2,379,516)

Annual contract fee	(57,457)	(54,962)	(18,640)	(22,452)	(37,338)	(34,505)

Net increase (decrease) in net assets from principal transactions	(5,789,796)	(5,730,945)	(2,150,481)	(2,634,487)	(3,268,247)	(3,069,991)

Total increase (decrease) in net assets	6,280,461	1,130,303	(2,467,786)	(1,222,586)	1,457,709	5,110,649

Net assets at beginning of period	47,793,343	46,663,040	19,181,735	20,404,321	32,911,025	27,800,376

Net assets at end of period	$54,073,804	$47,793,343	$16,713,949	$19,181,735	$34,368,734	$32,911,025

	2021	2020	2021	2020	2021	2020

Units, beginning of period	778,457	886,552	865,266	990,864	819,566	918,252

Units issued	5,188	8,918	16,757	43,362	19,179	4,546

Units redeemed	(92,327)	(117,013)	(115,422)	(168,960)	(97,077)	(103,232)

Units, end of period	691,318	778,457	766,601	865,266	741,668	819,566

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV
	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$76,746	$106,741	$143,062	$106,397

Expenses:

Mortality and expense risk and administrative charges	(174,045)	(139,639)	(54,263)	(59,999)	(71,675)	(63,123)

Net investment income (loss)	(174,045)	(139,639)	22,483	46,742	71,387	43,274

Realized gains (losses) on investments:

Capital gain distributions received	2,106,677	1,174,860	173,259	-	-	-

Net realized gain (loss)	(1,710,477)	(1,396,125)	8,241	31,973	165,296	20,922

Realized gains (losses)	396,200	(221,265)	181,500	31,973	165,296	20,922

Unrealized appreciation (depreciation) during the period	1,494,219	5,234,660	(347,867)	245,249	390,509	(20,199)

Net increase (decrease) in net assets from operations	1,716,374	4,873,756	(143,884)	323,964	627,192	43,997

Changes from principal transactions:

Purchase payments	27,275	17,184	37	55	1,040	1,270

Transfers between sub-accounts and the company	(540,459)	(140,149)	(46,575)	(14,920)	18,614	(139,835)

Withdrawals	(897,343)	(969,707)	(359,940)	(526,623)	(706,712)	(529,742)

Annual contract fee	(13,441)	(11,683)	(7,270)	(8,361)	(7,399)	(7,231)

Net increase (decrease) in net assets from principal transactions	(1,423,968)	(1,104,355)	(413,748)	(549,849)	(694,457)	(675,538)

Total increase (decrease) in net assets	292,406	3,769,401	(557,632)	(225,885)	(67,265)	(631,541)

Net assets at beginning of period	13,395,980	9,626,579	4,484,244	4,710,129	5,417,357	6,048,898

Net assets at end of period	$13,688,386	$13,395,980	$3,926,612	$4,484,244	$5,350,092	$5,417,357

	2021	2020	2021	2020	2021	2020

Units, beginning of period	646,868	716,518	251,159	283,420	362,456	413,033

Units issued	23,128	10,483	10,545	17,209	3,815	6,526

Units redeemed	(93,820)	(80,133)	(34,081)	(49,470)	(46,979)	(57,103)

Units, end of period	576,176	646,868	227,623	251,159	319,292	362,456

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$496,023	$618,708	$57,135	$68,023	$78,358	$166,134

Expenses:

Mortality and expense risk and administrative charges	(320,702)	(264,266)	(79,512)	(63,807)	(637,081)	(500,339)

Net investment income (loss)	175,321	354,442	(22,377)	4,216	(558,723)	(334,205)

Realized gains (losses) on investments:

Capital gain distributions received	504,250	1,574,490	33,578	464,633	3,891,456	1,190,347

Net realized gain (loss)	(518,003)	(664,091)	157,504	(76,501)	5,116,606	2,340,683

Realized gains (losses)	(13,753)	910,399	191,082	388,132	9,008,062	3,531,030

Unrealized appreciation (depreciation) during the period	5,046,380	(1,629,075)	1,324,578	(456,336)	4,237,433	6,294,450

Net increase (decrease) in net assets from operations	5,207,948	(364,234)	1,493,283	(63,988)	12,686,772	9,491,275

Changes from principal transactions:

Purchase payments	16,108	10,080	2,240	2,640	40,248	53,212

Transfers between sub-accounts and the company	(181,318)	(138,514)	(46,476)	(137,068)	(458,823)	(476,995)

Withdrawals	(2,015,285)	(2,101,801)	(298,757)	(729,703)	(6,331,567)	(4,232,028)

Annual contract fee	(33,601)	(31,645)	(6,336)	(5,766)	(42,262)	(36,656)

Net increase (decrease) in net assets from principal transactions	(2,214,096)	(2,261,880)	(349,329)	(869,897)	(6,792,404)	(4,692,467)

Total increase (decrease) in net assets	2,993,852	(2,626,114)	1,143,954	(933,885)	5,894,368	4,798,808

Net assets at beginning of period	22,458,962	25,085,076	5,433,176	6,367,061	46,285,849	41,487,041

Net assets at end of period	$25,452,814	$22,458,962	$6,577,130	$5,433,176	$52,180,217	$46,285,849

	2021	2020	2021	2020	2021	2020

Units, beginning of period	694,304	773,290	170,265	201,298	1,717,731	1,928,625

Units issued	9,043	10,964	4,974	2,947	6,283	7,421

Units redeemed	(68,201)	(89,950)	(14,390)	(33,980)	(223,385)	(218,315)

Units, end of period	635,146	694,304	160,849	170,265	1,500,629	1,717,731

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$190,481	$245,296	$184,491	$157,990

Expenses:

Mortality and expense risk and administrative charges	(165,252)	(142,534)	(49,307)	(50,983)	(91,734)	(80,022)

Net investment income (loss)	(165,252)	(142,534)	141,174	194,313	92,757	77,968

Realized gains (losses) on investments:

Capital gain distributions received	1,231,433	1,186,341	-	-	84,352	60,952

Net realized gain (loss)	68,370	(358,474)	(85,935)	(124,830)	285,392	83,238

Realized gains (losses)	1,299,803	827,867	(85,935)	(124,830)	369,744	144,190

Unrealized appreciation (depreciation) during the period	81,584	1,848,344	110,044	84,833	(24,506)	337,081

Net increase (decrease) in net assets from operations	1,216,135	2,533,677	165,283	154,316	437,995	559,239

Changes from principal transactions:

Purchase payments	8,632	14,746	710	727	13,403	5,293

Transfers between sub-accounts and the company	(289,444)	(244,582)	132,140	(85,288)	75,443	5,390

Withdrawals	(918,799)	(637,183)	(622,028)	(391,764)	(718,219)	(532,420)

Annual contract fee	(10,977)	(10,757)	(4,717)	(5,266)	(10,628)	(10,388)

Net increase (decrease) in net assets from principal transactions	(1,210,588)	(877,776)	(493,895)	(481,591)	(640,001)	(532,125)

Total increase (decrease) in net assets	5,547	1,655,901	(328,612)	(327,275)	(202,006)	27,114

Net assets at beginning of period	12,777,507	11,121,606	4,008,660	4,335,935	7,117,004	7,089,890

Net assets at end of period	$12,783,054	$12,777,507	$3,680,048	$4,008,660	$6,914,998	$7,117,004

	2021	2020	2021	2020	2021	2020

Units, beginning of period	140,540	153,775	178,258	201,442	310,600	339,043

Units issued	455	5,222	7,811	4,713	5,565	7,263

Units redeemed	(13,041)	(18,457)	(29,342)	(27,897)	(32,233)	(35,706)

Units, end of period	127,954	140,540	156,727	178,258	283,932	310,600

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		M Capital Appreciation

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$25,529	$11,719	$1,381	$1,047	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(12,354)	(6,500)	(715)	(486)	(1,453)	(1,017)

Net investment income (loss)	13,175	5,219	666	561	(1,453)	(1,017)

Realized gains (losses) on investments:

Capital gain distributions received	40,300	14,953	3,749	2,162	19,825	2,127

Net realized gain (loss)	9,955	8,818	461	(9)	316	(1,474)

Realized gains (losses)	50,255	23,771	4,210	2,153	20,141	653

Unrealized appreciation (depreciation) during the period	5,263	19,628	1,596	2,366	(1,864)	14,513

Net increase (decrease) in net assets from operations	68,693	48,618	6,472	5,080	16,824	14,149

Changes from principal transactions:

Purchase payments	3,900	1,200	-	-	-	-

Transfers between sub-accounts and the company	473,962	275,022	10,367	9,197	(225)	39

Withdrawals	(50,234)	(48,152)	(3,571)	(2,046)	(820)	(3,960)

Annual contract fee	(929)	(462)	(193)	(179)	(78)	(60)

Net increase (decrease) in net assets from principal transactions	426,699	227,608	6,603	6,972	(1,123)	(3,981)

Total increase (decrease) in net assets	495,392	276,226	13,075	12,052	15,701	10,168

Net assets at beginning of period	491,745	215,519	46,340	34,288	103,762	93,594

Net assets at end of period	$987,137	$491,745	$59,415	$46,340	$119,463	$103,762

	2021	2020	2021	2020	2021	2020

Units, beginning of period	28,249	13,621	2,905	2,411	2,305	2,417

Units issued	26,626	19,045	627	939	2	20

Units redeemed	(2,682)	(4,417)	(227)	(445)	(25)	(132)

Units, end of period	52,193	28,249	3,305	2,905	2,282	2,305

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M International Equity		M Large Cap Growth		M Large Cap Value

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$171	$339	$-	$-	$174	$473

Expenses:

Mortality and expense risk and administrative charges	(225)	(258)	(2,670)	(2,159)	(148)	(311)

Net investment income (loss)	(54)	81	(2,670)	(2,159)	26	162

Realized gains (losses) on investments:

Capital gain distributions received	-	-	38,048	22,091	-	297

Net realized gain (loss)	4,535	984	9,364	10,120	324	(422)

Realized gains (losses)	4,535	984	47,412	32,211	324	(125)

Unrealized appreciation (depreciation) during the period	(2,040)	304	(6,479)	12,556	3,002	(1,696)

Net increase (decrease) in net assets from operations	2,441	1,369	38,263	42,608	3,352	(1,659)

Changes from principal transactions:

Purchase payments	-	-	-	-	-	-

Transfers between sub-accounts and the company	(15,883)	-	-	(311)	-	221

Withdrawals	(3,341)	(5,594)	(11,439)	(15,980)	(18,201)	(4,262)

Annual contract fee	(70)	(73)	(130)	(108)	(25)	(39)

Net increase (decrease) in net assets from principal transactions	(19,294)	(5,667)	(11,569)	(16,399)	(18,226)	(4,080)

Total increase (decrease) in net assets	(16,853)	(4,298)	26,694	26,209	(14,874)	(5,739)

Net assets at beginning of period	23,529	27,827	195,309	169,100	26,339	32,078

Net assets at end of period	$6,676	$23,529	$222,003	$195,309	$11,465	$26,339

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,208	1,537	6,167	6,797	1,076	1,253

Units issued	-	-	-	3	-	8

Units redeemed	(897)	(329)	(325)	(633)	(711)	(185)

Units, end of period	311	1,208	5,842	6,167	365	1,076

See accompanying notes.

16 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series NAV		Mid Cap Growth Trust Series NAV		Mid Cap Index Trust Series NAV

	2021	2020	2021 (a)	2020	2021	2020

Income:

Dividend distributions received	$981,863	$988,391	$-	$-	$24,523	$34,715

Expenses:

Mortality and expense risk and administrative charges	(499,126)	(503,910)	(188,687)	(142,876)	(34,446)	(27,248)

Net investment income (loss)	482,737	484,481	(188,687)	(142,876)	(9,923)	7,467

Realized gains (losses) on investments:

Capital gain distributions received	-	2,057,416	3,895,219	1,577,965	142,529	223,986

Net realized gain (loss)	290,640	225,068	859,766	175,627	89,387	(16,639)

Realized gains (losses)	290,640	2,282,484	4,754,985	1,753,592	231,916	207,347

Unrealized appreciation (depreciation) during the period	2,451,553	(2,855,570)	(4,238,243)	4,163,695	306,267	9,762

Net increase (decrease) in net assets from operations	3,224,930	(88,605)	328,055	5,774,411	528,260	224,576

Changes from principal transactions:

Purchase payments	21,550	17,882	12,608	11,592	6,550	2,490

Transfers between sub-accounts and the company	155,596	(195,115)	(656,008)	(32,428)	56,695	(55,719)

Withdrawals	(4,541,065)	(4,959,993)	(1,149,856)	(916,795)	(295,184)	(218,353)

Annual contract fee	(45,837)	(48,048)	(15,089)	(12,701)	(3,816)	(3,434)

Net increase (decrease) in net assets from principal transactions	(4,409,756)	(5,185,274)	(1,808,345)	(950,332)	(235,755)	(275,016)

Total increase (decrease) in net assets	(1,184,826)	(5,273,879)	(1,480,290)	4,824,079	292,505	(50,440)

Net assets at beginning of period	39,870,321	45,144,200	14,737,535	9,913,456	2,409,997	2,460,437

Net assets at end of period	$38,685,495	$39,870,321	$13,257,245	$14,737,535	$2,702,502	$2,409,997

	2021	2020	2021	2020	2021	2020

Units, beginning of period	2,106,062	2,395,788	106,460	116,974	62,843	71,809

Units issued	32,534	24,006	2,839	3,248	7,627	1,128

Units redeemed	(254,934)	(313,732)	(14,884)	(13,762)	(12,584)	(10,094)

Units, end of period	1,883,662	2,106,062	94,415	106,460	57,886	62,843

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

17 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money Market Trust Series NAV		Opportunistic Fixed Income Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$94,156	$128,876	$422	$43,583	$118,407	$178,738

Expenses:

Mortality and expense risk and administrative charges	(124,714)	(98,544)	(155,527)	(162,360)	(55,249)	(56,384)

Net investment income (loss)	(30,558)	30,332	(155,105)	(118,777)	63,158	122,354

Realized gains (losses) on investments:

Capital gain distributions received	437,221	178,029	-	-	158,801	-

Net realized gain (loss)	(14,970)	(433,422)	-	-	19,395	6,940

Realized gains (losses)	422,251	(255,393)	-	-	178,196	6,940

Unrealized appreciation (depreciation) during the period	1,470,255	807,456	(1)	1	(384,684)	378,780

Net increase (decrease) in net assets from operations	1,861,948	582,395	(155,106)	(118,776)	(143,330)	508,074

Changes from principal transactions:

Purchase payments	5,186	2,975	-	39,825	6,600	3,952

Transfers between sub-accounts and the company	183,071	(88,590)	1,983,423	429,369	29,839	251,607

Withdrawals	(714,482)	(622,923)	(2,042,672)	(1,442,910)	(558,090)	(336,038)

Annual contract fee	(12,978)	(11,587)	(21,158)	(23,676)	(6,239)	(6,766)

Net increase (decrease) in net assets from principal transactions	(539,203)	(720,125)	(80,407)	(997,392)	(527,890)	(87,245)

Total increase (decrease) in net assets	1,322,745	(137,730)	(235,513)	(1,116,168)	(671,220)	420,829

Net assets at beginning of period	8,394,956	8,532,686	12,427,648	13,543,816	4,652,029	4,231,200

Net assets at end of period	$9,717,701	$8,394,956	$12,192,135	$12,427,648	$3,980,809	$4,652,029

	2021	2020	2021	2020	2021	2020

Units, beginning of period	157,817	173,758	1,240,210	1,339,053	206,930	211,955

Units issued	8,930	2,048	400,194	123,560	2,590	17,839

Units redeemed	(18,065)	(17,989)	(408,614)	(222,403)	(25,933)	(22,864)

Units, end of period	148,682	157,817	1,231,790	1,240,210	183,587	206,930

See accompanying notes.

18 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$143,672	$176,865	$89,238	$96,205	$20,452	$36,778

Expenses:

Mortality and expense risk and administrative charges	(121,453)	(109,754)	(65,128)	(72,722)	(42,517)	(31,589)

Net investment income (loss)	22,219	67,111	24,110	23,483	(22,065)	5,189

Realized gains (losses) on investments:

Capital gain distributions received	-	1,027,803	-	-	234,957	184,799

Net realized gain (loss)	728,324	552,164	(24,457)	(27,050)	146,681	(24,750)

Realized gains (losses)	728,324	1,579,967	(24,457)	(27,050)	381,638	160,049

Unrealized appreciation (depreciation) during the period	2,731,752	(2,395,241)	(142,682)	137,363	52,461	281,736

Net increase (decrease) in net assets from operations	3,482,295	(748,163)	(143,029)	133,796	412,034	446,974

Changes from principal transactions:

Purchase payments	10,255	7,552	7,218	3,263	14,083	8,565

Transfers between sub-accounts and the company	529,376	(373,994)	95,091	81,834	38,039	(11,608)

Withdrawals	(1,556,163)	(785,017)	(649,538)	(603,169)	(190,593)	(260,216)

Annual contract fee	(13,063)	(12,813)	(7,350)	(8,670)	(4,224)	(3,782)

Net increase (decrease) in net assets from principal transactions	(1,029,595)	(1,164,272)	(554,579)	(526,742)	(142,695)	(267,041)

Total increase (decrease) in net assets	2,452,700	(1,912,435)	(697,608)	(392,946)	269,339	179,933

Net assets at beginning of period	8,468,210	10,380,645	5,511,386	5,904,332	3,094,046	2,914,113

Net assets at end of period	$10,920,910	$8,468,210	$4,813,778	$5,511,386	$3,363,385	$3,094,046

	2021	2020	2021	2020	2021	2020

Units, beginning of period	165,088	188,738	370,258	408,909	86,690	96,214

Units issued	9,690	1,505	11,587	27,831	10,471	1,964

Units redeemed	(27,702)	(25,155)	(50,667)	(66,482)	(13,889)	(11,488)

Units, end of period	147,076	165,088	331,178	370,258	83,272	86,690

See accompanying notes.

19 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$80,129	$126,070	$184,557	$205,506

Expenses:

Mortality and expense risk and administrative charges	(164,977)	(126,767)	(184,624)	(144,703)	(104,649)	(114,769)

Net investment income (loss)	(164,977)	(126,767)	(104,495)	(18,633)	79,908	90,737

Realized gains (losses) on investments:

Capital gain distributions received	1,805,724	1,253,225	125,204	1,336,525	-	-

Net realized gain (loss)	335,500	(211,367)	(480,370)	(1,256,719)	27,471	64,046

Realized gains (losses)	2,141,224	1,041,858	(355,166)	79,806	27,471	64,046

Unrealized appreciation (depreciation) during the period	(2,008,026)	3,553,238	3,565,866	(1,543,498)	(378,870)	374,664

Net increase (decrease) in net assets from operations	(31,779)	4,468,329	3,106,205	(1,482,325)	(271,491)	529,447

Changes from principal transactions:

Purchase payments	10,365	9,927	19,424	28,671	3,457	4,695

Transfers between sub-accounts and the company	22,150	(256,857)	(99,455)	(405,736)	163,066	543,652

Withdrawals	(1,175,575)	(972,882)	(1,341,837)	(929,025)	(937,374)	(1,124,464)

Annual contract fee	(15,461)	(13,664)	(16,364)	(14,463)	(9,684)	(11,431)

Net increase (decrease) in net assets from principal transactions	(1,158,521)	(1,233,476)	(1,438,232)	(1,320,553)	(780,535)	(587,548)

Total increase (decrease) in net assets	(1,190,300)	3,234,853	1,667,973	(2,802,878)	(1,052,026)	(58,101)

Net assets at beginning of period	13,040,444	9,805,591	12,912,923	15,715,801	8,840,780	8,898,881

Net assets at end of period	$11,850,144	$13,040,444	$14,580,896	$12,912,923	$7,788,754	$8,840,780

	2021	2020	2021	2020	2021	2020

Units, beginning of period	287,031	323,390	199,647	223,572	440,960	470,079

Units issued	17,464	1,940	4,194	3,624	10,174	33,590

Units redeemed	(44,212)	(38,299)	(23,522)	(27,549)	(50,576)	(62,709)

Units, end of period	260,283	287,031	180,319	199,647	400,558	440,960

See accompanying notes.

20 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series NAV

	2021	2020	2021	2020
Income:

Dividend distributions received	$187,121	$250,403	$72,438 $	85,130

Expenses:

Mortality and expense risk and administrative charges	(218,307)	(183,688)	(48,574)	(54,085)

Net investment income (loss)	(31,186)	66,715	23,864	31,045

Realized gains (losses) on investments:

Capital gain distributions received	785,673	1,216,839	-	-

Net realized gain (loss)	1,488,198	1,568,746	(18,675)	19,402

Realized gains (losses)	2,273,871	2,785,585	(18,675)	19,402

Unrealized appreciation (depreciation) during the period	1,253,990	(177,867)	(69,079)	(14,398)

Net increase (decrease) in net assets from operations	3,496,675	2,674,433	(63,890)	36,049

Changes from principal transactions:

Purchase payments	58,050	11,594	44,550	1,600

Transfers between sub-accounts and the company	(198,335)	(182,422)	(283,740)	2,279,195

Withdrawals	(1,633,966)	(2,129,369)	(561,895)	(1,159,249)

Annual contract fee	(23,099)	(22,195)	(4,429)	(5,357)

Net increase (decrease) in net assets from principal transactions	(1,797,350)	(2,322,392)	(805,514)	1,116,189

Total increase (decrease) in net assets	1,699,325	352,041	(869,404)	1,152,238

Net assets at beginning of period	15,870,108	15,518,067	4,388,525	3,236,287

Net assets at end of period	$17,569,433	$15,870,108	$3,519,121	$4,388,525

	2021	2020	2021	2020

Units, beginning of period	373,085	437,513	353,216	261,380

Units issued	3,383	1,174	20,865	254,478

Units redeemed	(40,589)	(65,602)	(87,464)	(162,642)

Units, end of period	335,879	373,085	286,617	353,216

See accompanying notes.

21 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account Q (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 4 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company con ducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

As a result of a portfolio change, the following sub-account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Mid Cap Stock Trust Series NAV	Mid Cap Growth Trust Series NAV	10/01/2021

22 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2021.

23 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors , LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

24 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Mutual Funds

Affiliated	$ 391,698,698	-	-	391,698,698
Non-Affiliated	$ 359,607	-	-	359,607

Total	$ 392,058,305	-	-	392,058,305

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

25 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$3,092,462	$6,791,520
Active Bond Trust Series NAV	1,163,584	2,717,355
Blue Chip Growth Trust Series NAV	5,296,377	4,507,297
Capital Appreciation Trust Series NAV	2,649,038	2,140,404
Core Bond Trust Series NAV	425,347	643,352
Disciplined Value International Trust Series NAV	202,580	825,650
Equity Income Trust Series NAV	1,331,879	2,866,401
Financial Industries Trust Series NAV	285,797	623,928
Fundamental All Cap Core Trust Series NAV	4,150,324	7,609,996
Health Sciences Trust Series NAV	1,272,064	1,416,470
High Yield Trust Series NAV	369,953	722,675
International Equity Index Series NAV	399,188	862,079
Lifestyle Balanced Portfolio Series NAV	541,796	61,622
Lifestyle Growth Portfolio Series NAV	15,480	4,461
M Capital Appreciation	19,902	2,653
M International Equity	171	19,518
M Large Cap Growth	38,048	14,240
M Large Cap Value	174	18,374
Managed Volatility Balanced Portfolio Series NAV	1,619,840	5,546,859
Mid Cap Growth Trust Series NAV (a)	4,328,294	2,430,109
Mid Cap Index Trust Series NAV	496,965	600,112
Mid Value Trust Series NAV	1,123,097	1,255,638
Money Market Trust Series NAV	3,990,991	4,226,504
Opportunistic Fixed Income Trust Series NAV	329,639	635,570
Real Estate Securities Trust Series NAV	791,292	1,798,668
Short Term Government Income Trust Series NAV	258,038	788,510
Small Cap Index Trust Series NAV	674,428	604,228
Small Cap Stock Trust Series NAV	2,637,969	2,155,740
Small Cap Value Trust Series NAV	540,135	1,957,657
Total Bond Market Series Trust NAV	371,300	1,071,925
Total Stock Market Index Trust Series NAV	1,122,192	2,165,063
Ultra Short Term Bond Trust Series NAV	325,276	1,106,927

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

26 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series NAV(*)	2021	691	$ 70.25 to $ 52.72	$ 54,074	1.70 % to 1.00%	1.35%	27.08 % to 26.19%
.	2020	778	55.28 to 41.78	47,793	1.70 to 1.00	1.83	16.96 to 16.15
.	2019	887	47.27 to 35.97	46,663	1.70 to 1.00	1.69	29.85 to 28.95
.	2018	1,030	36.40 to 27.90	41,767	1.70 to 1.00	1.34	-5.59 to -6.25
.	2017	1,192	38.55 to 29.75	51,334	1.70 to 1.00	1.70	20.33 to 19.50

Active Bond Trust Series NAV(*)	2021	767	29.59 to 17.96	16,714	1.70 to 1.00	3.16	-1.41 to -2.09
.	2020	865	30.01 to 18.34	19,182	1.70 to 1.00	2.95	7.65 to 6.91
.	2019	991	27.88 to 17.16	20,404	1.70 to 1.00	2.73	8.21 to 7.46
.	2018	1,120	25.77 to 15.97	21,381	1.70 to 1.00	3.00	-1.54 to -2.21
.	2017	1,424	26.17 to 16.33	27,666	1.70 to 1.00	3.37	3.85 to 3.12

Blue Chip Growth Trust Series NAV(*)	2021	742	210.08 to 67.98	34,369	1.70 to 1.00	0.00	15.75 to 14.94
.	2020	820	181.49 to 59.14	32,911	1.70 to 1.00	0.00	33.06 to 32.14
.	2019	918	136.39 to 44.76	27,800	1.70 to 1.00	0.01	28.54 to 27.64
.	2018	1,081	106.11 to 35.06	25,574	1.70 to 1.00	0.06	1.02 to 0.32
.	2017	1,214	105.04 to 34.95	28,688	1.70 to 1.00	0.11	34.98 to 34.05

Capital Appreciation Trust Series NAV(*)	2021	576	66.03 to 22.24	13,688	1.70 to 1.25	0.00	14.32 to 13.80
.	2020	647	58.02 to 19.46	13,396	1.70 to 1.25	0.00	54.35 to 53.66
.	2019	717	37.76 to 12.61	9,627	1.70 to 1.25	0.04	31.23 to 30.64
.	2018	791	28.90 to 9.61	8,083	1.70 to 1.25	0.35	-1.95 to -2.39
.	2017	899	29.61 to 9.80	9,519	1.70 to 1.25	0.10	34.81 to 34.21

Core Bond Trust Series NAV(*)	2021	228	16.04 to 14.17	3,927	1.70 to 1.25	1.84	-3.21 to -3.64
.	2020	251	16.65 to 14.64	4,484	1.70 to 1.25	2.32	7.43 to 6.96
.	2019	283	15.57 to 13.62	4,710	1.70 to 1.25	2.41	6.99 to 6.51
.	2018	329	14.67 to 14.62	5,104	1.70 to 1.25	2.39	-1.77 to -2.22
.	2017	384	14.95 to 14.93	6,071	1.70 to 1.25	2.12	2.19 to 1.72

Disciplined Value International Trust Series NAV(*)	2021	319	21.84 to 16.77	5,350	1.70 to 1.00	2.58	12.02 to 11.24
.	2020	362	19.63 to 14.97	5,417	1.70 to 1.00	2.18	2.25 to 1.53
.	2019	413	19.34 to 14.64	6,049	1.70 to 1.00	2.78	11.29 to 10.51
.	2018	470	17.50 to 13.15	6,228	1.70 to 1.00	2.43	-15.80 to -16.38
.	2017	545	20.93 to 15.62	8,599	1.70 to 1.00	1.83	16.09 to 15.28

Equity Income Trust Series NAV(*)	2021	635	37.40 to 22.70	25,453	1.70 to 1.25	1.99	23.94 to 23.38
.	2020	694	30.32 to 18.32	22,459	1.70 to 1.25	3.02	-0.25 to -0.69
.	2019	773	30.53 to 18.36	25,085	1.70 to 1.25	2.03	24.89 to 24.34
.	2018	905	24.55 to 14.70	23,519	1.70 to 1.25	1.86	-10.64 to -11.04
.	2017	1,047	27.60 to 16.45	30,451	1.70 to 1.25	2.26	14.83 to 14.32

Financial Industries Trust Series NAV(*)	2021	161	44.16 to 32.16	6,577	1.70 to 1.00	0.91	28.41 to 27.52
.	2020	170	34.39 to 25.22	5,433	1.70 to 1.00	1.35	1.29 to 0.58
.	2019	201	33.95 to 25.08	6,367	1.70 to 1.00	4.43	30.40 to 29.49
.	2018	215	26.03 to 19.37	5,238	1.70 to 1.00	1.15	-15.23 to -15.82
.	2017	240	30.71 to 23.01	6,906	1.70 to 1.00	1.21	14.15 to 13.35

Fundamental All Cap Core Trust Series NAV(*)	2021	1,501	63.38 to 53.98	52,180	1.70 to 1.00	0.15	29.38 to 28.48
.	2020	1,718	48.98 to 42.01	46,286	1.70 to 1.00	0.42	25.71 to 24.83
.	2019	1,929	38.97 to 33.66	41,487	1.70 to 1.00	0.48	35.22 to 34.28
.	2018	2,250	28.82 to 25.06	35,908	1.70 to 1.00	0.45	-14.02 to -14.62
.	2017	2,607	33.52 to 29.36	48,741	1.70 to 1.00	0.79	26.49 to 25.62

Health Sciences Trust Series NAV(*)	2021	128	111.87 to 90.91	12,783	1.70 to 1.25	0.00	9.85 to 9.36
.	2020	141	102.30 to 82.76	12,778	1.70 to 1.25	0.00	25.68 to 25.12
.	2019	154	81.76 to 65.85	11,122	1.70 to 1.25	0.00	27.07 to 26.50
.	2018	171	64.64 to 51.82	9,757	1.70 to 1.25	0.00	-0.48 to -0.93
.	2017	186	65.24 to 52.07	10,664	1.70 to 1.25	0.00	26.02 to 25.46

High Yield Trust Series NAV(*)	2021	157	23.19 to 17.23	3,680	1.70 to 1.25	5.03	4.46 to 4.00
.	2020	178	22.30 to 16.50	4,009	1.70 to 1.25	6.27	4.45 to 3.98
.	2019	201	21.44 to 15.79	4,336	1.70 to 1.25	5.39	14.55 to 14.03
.	2018	231	18.80 to 17.81	4,336	1.70 to 1.25	5.68	-4.23 to -4.64
.	2017	287	19.72 to 18.60	5,638	1.70 to 1.25	5.40	6.12 to 5.65

International Equity Index Series NAV(*)	2021	284	31.39 to 18.63	6,915	1.70 to 1.25	2.58	6.25 to 5.78
.	2020	311	29.68 to 17.53	7,117	1.70 to 1.25	2.53	9.38 to 8.89
.	2019	339	27.25 to 16.03	7,090	1.70 to 1.25	2.30	19.94 to 19.39
.	2018	404	22.83 to 13.36	7,050	1.70 to 1.25	2.26	-15.16 to -15.54
.	2017	484	27.03 to 15.75	9,937	1.70 to 1.25	2.17	25.87 to 25.30

Lifestyle Balanced Portfolio Series NAV(*)	2021	52	19.06 to 18.54	987	1.70 to 1.25	2.85	8.15 to 7.66
.	2020	28	17.62 to 17.22	492	1.70 to 1.25	2.67	11.28 to 10.78
.	2019	14	15.84 to 15.61	216	1.60 to 1.25	1.74	16.43 to 16.02
.	2018	23	13.60 to 13.45	319	1.60 to 1.25	3.14	-5.57 to -5.89
.	2017	9	14.40 to 14.30	123	1.60 to 1.25	3.41	10.98 to 10.59

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Growth Portfolio Series NAV(*)	2021	3	$ 18.01 to $ 17.68	$ 59	1.70 % to 1.25%	2.50%	12.72 % to 12.21%
.	2020	3	15.98 to 15.75	46	1.70 to 1.25	2.80	12.22 to 11.72
.	2019	2	14.24 to 14.10	34	1.70 to 1.25	1.93	20.01 to 19.48
.	2018	2	11.86 to 11.80	30	1.70 to 1.25	1.80	-7.23 to -7.64
.	2017	3	12.79 to 12.78	41	1.60 to 1.25	12.51	2.31 to 2.25

M Capital Appreciation	2021	2	68.85 to 52.40	119	1.60 to 1.25	0.00	16.27 to 15.87
.	2020	2	59.42 to 45.07	104	1.60 to 1.25	0.00	16.26 to 15.86
.	2019	2	51.29 to 38.77	94	1.60 to 1.25	0.24	27.25 to 26.81
.	2018	4	40.44 to 30.46	129	1.60 to 1.25	0.30	-15.21 to -15.51
.	2017	4	47.87 to 35.93	153	1.60 to 1.25	0.00	17.54 to 17.13

M International Equity	2021	0	25.59 to 21.32	7	1.60 to 1.25	0.96	9.66 to 9.28
.	2020	1	23.42 to 19.44	24	1.60 to 1.25	1.64	7.54 to 7.17
.	2019	2	21.85 to 18.08	28	1.60 to 1.25	2.16	18.83 to 18.42
.	2018	3	18.45 to 15.21	40	1.60 to 1.25	1.37	-21.55 to -21.82
.	2017	3	23.60 to 19.39	56	1.60 to 1.25	1.64	22.52 to 22.08

M Large Cap Growth	2021	6	71.80 to 37.99	222	1.60 to 1.25	0.00	19.99 to 19.57
.	2020	6	60.05 to 31.66	195	1.60 to 1.25	0.00	27.29 to 26.85
.	2019	7	47.34 to 24.87	169	1.60 to 1.25	0.00	34.40 to 33.93
.	2018	7	35.34 to 18.50	133	1.60 to 1.25	0.00	-6.13 to -6.45
.	2017	8	37.78 to 19.71	150	1.60 to 1.25	0.00	37.24 to 36.77

M Large Cap Value	2021	0	36.99 to 31.43	11	1.60 to 1.25	1.49	28.39 to 27.94
.	2020	1	28.91 to 24.48	26	1.60 to 1.25	1.91	-4.36 to -4.70
.	2019	1	30.34 to 25.59	32	1.60 to 1.25	1.77	20.01 to 19.59
.	2018	1	25.37 to 21.33	28	1.60 to 1.25	1.44	-13.16 to -13.46
.	2017	1	29.32 to 24.56	33	1.60 to 1.25	1.50	13.56 to 13.17

Managed Volatility Balanced Portfolio Series NAV(*)	2021	1,884	22.62 to 20.13	38,685	1.70 to 1.25	2.49	8.51 to 8.03
.	2020	2,106	20.94 to 18.55	39,870	1.70 to 1.25	2.48	0.50 to 0.05
.	2019	2,396	20.93 to 18.46	45,144	1.70 to 1.25	1.96	16.56 to 16.03
.	2018	2,706	18.04 to 15.84	43,778	1.70 to 1.25	2.11	-6.00 to -6.41
.	2017	3,281	19.27 to 16.85	56,426	1.70 to 1.25	2.16	12.73 to 12.23

Mid Cap Growth Trust Series NAV(*)	2021 (e)	94	86.68 to 33.77	13,257	1.70 to 1.25	0.00	2.29 to 1.83
.	2020	106	85.13 to 33.02	14,738	1.70 to 1.25	0.00	63.42 to 62.68
.	2019	117	52.33 to 20.20	9,913	1.70 to 1.25	0.00	32.96 to 32.36
.	2018	150	39.53 to 15.20	9,569	1.70 to 1.25	0.00	-2.76 to -3.19
.	2017	167	40.84 to 15.63	10,914	1.70 to 1.25	0.00	27.06 to 26.49

Mid Cap Index Trust Series NAV(*)	2021	58	54.60 to 24.41	2,703	1.70 to 1.25	0.92	22.73 to 22.18
.	2020	63	44.68 to 19.89	2,410	1.70 to 1.25	1.65	11.86 to 11.36
.	2019	72	40.13 to 17.78	2,460	1.70 to 1.25	1.15	24.15 to 23.60
.	2018	82	32.46 to 26.92	2,282	1.70 to 1.25	1.18	-12.55 to -12.94
.	2017	87	37.29 to 30.78	2,762	1.70 to 1.25	0.51	14.43 to 13.91

Mid Value Trust Series NAV(*)	2021	149	56.68 to 37.74	9,718	1.70 to 1.25	1.00	22.72 to 22.17
.	2020	158	46.40 to 30.75	8,395	1.70 to 1.25	1.74	8.36 to 7.87
.	2019	174	43.01 to 28.38	8,533	1.70 to 1.25	1.16	18.00 to 17.47
.	2018	194	36.61 to 24.05	8,088	1.70 to 1.25	0.82	-11.79 to -12.18
.	2017	218	41.69 to 27.27	10,331	1.70 to 1.25	1.01	10.07 to 9.58

Money Market Trust Series NAV(*)	2021	1,232	12.49 to 9.01	12,192	1.70 to 1.00	0.00	-0.92 to -1.65
.	2020	1,240	12.61 to 9.16	12,428	1.70 to 1.00	0.34	-0.63 to -1.34
.	2019	1,339	12.69 to 9.28	13,544	1.70 to 1.00	1.97	0.96 to 0.24
.	2018	1,437	12.57 to 9.26	14,419	1.70 to 1.00	1.57	0.58 to -0.11
.	2017	1,612	12.50 to 9.27	16,118	1.70 to 1.00	0.63	-0.38 to -1.03

Opportunistic Fixed Income Trust Series NAV(*)	2021	184	16.56 to 15.88	3,981	1.70 to 1.25	2.76	-3.28 to -3.71
.	2020	207	17.20 to 16.42	4,652	1.70 to 1.25	4.07	12.49 to 11.98
.	2019	212	15.36 to 14.60	4,231	1.70 to 1.25	6.31	5.04 to 4.57
.	2018	234	14.68 to 13.90	4,426	1.70 to 1.25	2.70	-2.96 to -3.39
.	2017	279	15.20 to 14.32	5,419	1.70 to 1.25	2.37	7.36 to 6.88

Real Estate Securities Trust Series NAV(*)	2021	147	59.19 to 24.12	10,921	1.70 to 1.25	1.52	44.98 to 44.33
.	2020	165	41.01 to 16.64	8,468	1.70 to 1.25	2.08	-6.76 to -7.18
.	2019	189	44.18 to 17.85	10,381	1.70 to 1.25	2.15	27.86 to 27.29
.	2018	220	34.71 to 20.46	9,479	1.70 to 1.25	1.68	-4.62 to -5.05
.	2017	244	36.56 to 21.45	11,058	1.70 to 1.25	0.56	4.94 to 4.47

Short Term Government Income Trust Series NAV(*)	2021	331	10.33 to 9.58	4,814	1.70 to 1.25	1.76	-2.81 to -3.22
.	2020	370	10.63 to 9.90	5,511	1.70 to 1.25	1.70	2.32 to 1.86
.	2019	409	10.39 to 9.72	5,904	1.70 to 1.25	1.62	2.14 to 1.68
.	2018	488	10.17 to 9.56	6,772	1.70 to 1.25	2.00	-0.34 to -0.77
.	2017	541	10.21 to 9.64	7,513	1.70 to 1.25	1.38	-0.66 to -1.11

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Small Cap Index Trust Series NAV(*)	2021	83	$ 40.42 to $ 23.09	$ 3,363	1.45 % to 1.25%	0.60%	13.16 % to 12.94%
.	2020	87	35.72 to 20.45	3,094	1.45 to 1.25	1.46	17.84 to 17.60
.	2019	96	30.31 to 17.39	2,914	1.45 to 1.25	1.01	23.52 to 23.27
.	2018	117	24.54 to 14.10	2,857	1.45 to 1.25	0.96	-12.40 to -12.58
.	2017	135	28.01 to 16.13	3,784	1.45 to 1.25	0.47	13.01 to 12.78

Small Cap Stock Trust Series NAV(*)	2021	260	69.78 to 47.55	11,850	1.70 to 1.00	0.00	0.26 to -0.44
.	2020	287	70.09 to 47.43	13,040	1.70 to 1.00	0.00	50.12 to 49.07
.	2019	323	47.02 to 31.60	9,806	1.70 to 1.00	0.00	36.72 to 35.77
.	2018	377	34.63 to 23.11	8,362	1.70 to 1.00	0.00	-6.16 to -6.81
.	2017	430	37.16 to 24.63	10,235	1.70 to 1.00	0.00	25.44 to 24.56

Small Cap Value Trust Series NAV(*)	2021	180	49.67 to 33.43	14,581	1.70 to 1.25	0.55	24.73 to 24.17
.	2020	200	40.00 to 26.80	12,913	1.70 to 1.25	1.11	-7.84 to -8.25
.	2019	224	43.60 to 29.08	15,716	1.70 to 1.25	0.61	25.05 to 24.49
.	2018	267	35.02 to 23.26	15,036	1.70 to 1.25	0.72	-13.53 to -13.92
.	2017	304	40.69 to 26.89	19,808	1.70 to 1.25	0.97	2.50 to 2.04

Total Bond Market Series Trust NAV(*)	2021	401	14.74 to 13.98	7,789	1.70 to 1.25	2.25	-3.08 to -3.51
.	2020	441	15.28 to 14.42	8,841	1.70 to 1.25	2.28	6.04 to 5.58
.	2019	470	14.47 to 13.60	8,899	1.70 to 1.25	2.28	6.96 to 6.48
.	2018	526	18.20 to 13.59	9,313	1.70 to 1.25	2.56	-1.47 to -1.91
.	2017	664	18.47 to 13.85	11,896	1.70 to 1.25	2.72	2.07 to 1.61

Total Stock Market Index Trust Series NAV(*)	2021	336	56.31 to 51.76	17,569	1.70 to 1.25	1.09	22.97 to 22.41
.	2020	373	46.00 to 42.09	15,870	1.70 to 1.25	1.74	19.99 to 19.45
.	2019	438	38.51 to 35.08	15,518	1.70 to 1.25	1.58	28.09 to 27.51
.	2018	501	30.20 to 27.39	13,887	1.70 to 1.25	1.17	-6.82 to -7.24
.	2017	599	32.56 to 29.39	17,804	1.70 to 1.25	1.34	19.15 to 18.62

Ultra Short Term Bond Trust Series NAV(*)	2021	287	12.43 to 9.65	3,519	1.60 to 1.25	1.88	-1.61 to -1.95
.	2020	353	12.63 to 9.84	4,389	1.60 to 1.25	1.98	0.39 to 0.05
.	2019	261	12.58 to 9.84	3,236	1.60 to 1.25	2.08	1.83 to 1.48
.	2018	273	12.36 to 9.70	3,329	1.60 to 1.25	1.93	0.30 to -0.04
.	2017	230	12.32 to 9.70	2,791	1.60 to 1.25	1.78	-0.61 to -0.94

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.70% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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